Financial instruments by category (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Measured At Fair Value Through Profit Or Loss [Abstract]
Financial investments	R$ 210,103	R$ 131,239
Loans and receivables:
Cash and cash equivalents	66,767	79,969	R$ 6,888	R$ 1,199
Receivables	3,522,349	1,715,514
Receivables from related parties	124,723	300,809
Other receivables	27,956	4,495
Total	R$ 3,951,898	R$ 2,232,026